NET FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2019
NET FINANCIAL RESULT
Schedule of net financial result
	December 31,	December 31,	December 31,
	2019	2018	2017
Financial expenses
Interest on loans, financing and debentures (1)	(3,358,806)	(1,033,485)	(988,382)
Amortization of fundraising costs	(220,642)	(44,499)	(49,517)
Other financial expenses	(600,948)	(422,390)	(180,577)
Amortization of fair value adjustment on business combination with Fibria	1,548
	(4,178,848)	(1,500,374)	(1,218,476)
Financial income
Marketable securities	392,018	442,378	285,888
Other financial income	63,816	17,329	19,890
Amortization of fair value adjustment on business combination with Fibria	37,412
	493,246	459,707	305,778
Income from derivative financial instruments
Income	2,711,394	588,049	332,961
Expenses	(3,786,646)	(3,323,245)	(259,690)
	(1,075,252)	(2,735,196)	73,271
Monetary and exchange rate variation, net
Exchange rate variation on loans, financing and debentures	(1,764,035)	(1,311,061)	(163,418)
Monetary and exchange rate variations - other assets and liabilities (2)	(200,892)	244,411	(15,995)
	(1,964,927)	(1,066,650)	(179,413)
	(6,725,781)	(4,842,513)	(1,018,840)
1)

Not include the amount of R$4,213 arising from capitalized interest in the year ended on December 31, 2019 (R$1,772 in the year ended on December 31, 2018). Additionally, included the amount of R$770 related to interest of FIDC (R$2,268 in the year ended on December 31, 2018).

2)	Includes effects of exchange rate variations of customers, suppliers, cash and cash equivalents, marketable securities and others.